ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$28	$27
Receivables from a subsidiary	6,330	3,398
Prepaid expenses and other current assets	3	7

Total current assets	6,361	3,432

Investments in subsidiaries	668,012	802,512

Total assets	$674,373	$805,944

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,503	$739
Payables to affiliated companies	346	474
Payables to subsidiaries	6,420	4,125

Total current liabilities	8,269	5,338

Total liabilities	8,269	5,338

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 770,352,700 shares issued and outstanding	77	77
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive losses	(12,656)	(11,671)
Accumulated losses	(1,798,683)	(1,665,166)

Total shareholders’ equity	666,104	800,606

Total liabilities and shareholders’ equity	$674,373	$805,944

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Operating revenues	$—	$—	$—
Operating costs and expenses	—	(12)	—

Operating loss	—	(12)	—

Non-operating expenses:
Foreign exchange losses, net	(2)	(2)	(1)
Share of results of subsidiaries	(133,515)	(326,437)	(252,554)

Total non-operating expenses	(133,517)	(326,439)	(252,555)

Loss before income tax	(133,517)	(326,451)	(252,555)
Income tax expense	—	—	—

Net loss	$(133,517)	$(326,451)	$(252,555)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Net loss	$(133,517)	$(326,451)	$(252,555)
Other comprehensive loss:
Foreign currency translation adjustments	(985)	(5,535)	(18,012)

Other comprehensive loss	(985)	(5,535)	(18,012)

Total comprehensive loss	$(134,502)	$(331,986)	$(270,567)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Cash flows from operating activities:
Net cash provided by operating activities	$1	$830	$472

Cash flow from an investing activity:
Capital contribution to a subsidiary	—	(300,000)	—

Cash used in an investing activity	—	(300,000)	—

Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	—	299,159	(445)

Cash provided by (used in) a financing activity	—	299,159	(445)

Increase (decrease) in cash and cash equivalents	1	(11)	27
Cash and cash equivalents at beginning of year	27	38	11

Cash and cash equivalents at end of year	$28	$27	$38